GOODWILL - Change in Balance of Goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	$ 14,129	$ 15,479
Acquisitions through business combinations	50	189
Impairment	(793)	(605)
Dispositions	(638)	(1,091)
Assets reclassified as held for sale	14	0
Foreign currency translation	(523)	157
Balance at end of year	12,239	14,129
Healthcare services
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment	$ (661)	$ (599)